Convertible Debt (Details) kr / shares in Units, $ / shares in Units, kr in Thousands, $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended
	Mar. 31, 2020 USD ($) $ / shares	Mar. 31, 2020 SEK (kr)	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 kr / shares	Jun. 30, 2021 kr / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 ₸ / shares	Mar. 31, 2020 kr / shares	Mar. 31, 2020 SEK (kr) kr / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 ₸ / shares
Debt Disclosure [Abstract]
Stock issued	$ 10,100	kr 100,000
Common Stock, Par value | (per share)	$ 1,010		$ 0.01		$ 0.01		kr 0.05	kr 33	$ 0.01	₸ 0.05		kr 10,000	$ 0.01	₸ 0.05
Fees payable percentage	5.00%	5.00%
Fees payable	$ 10,100
Installments amount	$ 252
Percentage of principal notes	5.00%	5.00%
Conversion price percentage	95.00%	95.00%
Conversion Price | (per share)	$ 0.01										kr 0.05
Repayments of debt	$ 4	kr 25
Interest accrues actual payment percentage	8.00%	8.00%
Weighted average cost of capital percentage	15.00%											15.00%
Credit risk percentage	1.00%	1.00%			1.00%
Recognized gain percentage	9.00%											9.00%
Stock issued	$ 10,100		$ 2,851		$ 2,851				$ 1,624			kr 100,000	$ 924
Fair value recognized gain			3		3
Finance cost amount			98	$ 475	298	$ 475
Net carrying amount of liability									$ 1,327